Convertible Notes (Details Narrative)																						6 Months Ended		12 Months Ended
	Dec. 03, 2019 USD ($)	Nov. 26, 2019 USD ($) $ / shares	Oct. 03, 2019 USD ($)	Oct. 02, 2019 USD ($)	Sep. 04, 2019 USD ($)	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 08, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares	May 23, 2019 USD ($) $ / shares	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($)	Nov. 30, 2018 USD ($) Integer	Oct. 02, 2018 USD ($) Integer	Aug. 29, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Dec. 29, 2017 USD ($) Integer	Dec. 29, 2017 USD ($) Integer	Aug. 10, 2017 USD ($) Integer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 02, 2020 USD ($) $ / shares	Sep. 10, 2019 $ / shares shares	Aug. 31, 2019 $ / shares shares	Oct. 03, 2018 USD ($)	Jun. 30, 2017 USD ($)
Convertible debt principal amount																										$ 267,187
Original issue discount																						$ 415,712		$ 131,893	$ 277,733
Proceeds from convertible debt																						$ 1,130,000	$ 1,054,089	$ 1,369,000	2,890,080
Common stock trading volume, percent																						4.99%		4.99%
Debt premium amount																						$ 1,151,106		$ 613,003	1,731,167
Additional paid in capital																						47,766,162		45,713,322	38,214,213	$ 410,750
Debt conversion of converted amount																						318,768
Embedded derivative, fair value of embedded derivative liability																						924,744		698,264	371,532
Conversion price, per share | $ / shares																										$ 0.165
Amortization of debt discount																						307,085	$ 303,813	389,673	853,459
Warrants to purchase of common stock, shares | shares																											1,000,000
Warrants exercise price per share | $ / shares																											$ 2.00
First Warrant [Member]
Warrants to purchase of common stock, shares | shares																												450,000
Warrants exercise price per share | $ / shares																												$ 2.25
Second Warrant [Member]
Warrants to purchase of common stock, shares | shares																												300,000
Warrants exercise price per share | $ / shares																												$ 3.33
Third Warrant [Member]
Warrants to purchase of common stock, shares | shares																												225,000
Warrants exercise price per share | $ / shares																												$ 4.50
Maximum [Member]
Conversion price, per share | $ / shares																										0.75
Minimum [Member]
Conversion price, per share | $ / shares																										$ 0.0672
Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																								360,470
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																						13,865		360,470
Accrued interest																						9,630		43,535
Additional paid in capital																								240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																			$ 532,435	$ 532,435		158,100		360,470
Original issue discount																			$ 25,354	$ 25,354
Debt maturity date																				Dec. 29, 2018
Debt instrument, interest rate, stated percentage																			8.00%	8.00%
Accrued interest																						22,478		20,065
Common stock trading volume, percent																				60.00%
Common stock trading days | Integer																				10
Debt premium amount																			$ 354,956	$ 354,956
Additional paid in capital																								240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note One [Member]
Convertible debt principal amount																						158,100
Additional paid in capital																						105,400
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Proceeds from convertible debt																			$ 507,081
Debt maturity date																			Dec. 29, 2018
Common stock trading volume, percent																			60.00%
Common stock trading days | Integer																			10
Debt instrument, default, interest rate																			24.00%
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Convertible debt principal amount																		$ 75,000				75,000
Proceeds from convertible debt																	$ 71,250
Debt maturity date																		Jul. 13, 2019
Debt instrument, interest rate, stated percentage																		8.00%
Accrued interest																						$ 14,860
Common stock trading volume, percent																		60.00%
Common stock trading days | Integer																		10
Debt premium amount																		$ 50,000
Debt instrument, default, interest rate																						24.00%
Legal fees																	$ 3,750
Percentage of outstanding shares of common stock																		4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Convertible debt principal amount																$ 105,000						$ 105,000		105,000
Debt maturity date																Aug. 31, 2019
Debt instrument, interest rate, stated percentage																8.00%
Accrued interest																						$ 19,746		$ 7,042
Common stock trading volume, percent																60.00%
Common stock trading days | Integer																10
Debt premium amount																$ 70,000
Debt instrument, default, interest rate																						24.00%		24.00%
Legal fees																$ 5,000
Percentage of outstanding shares of common stock																4.99%
Debt original issue discount, rate																10.00%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent																50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Convertible debt principal amount															$ 210,000							$ 210,000		$ 210,000
Debt maturity date															Oct. 02, 2019
Debt instrument, interest rate, stated percentage															8.00%
Accrued interest																						$ 29,227		$ 12,473
Common stock trading volume, percent															60.00%
Common stock trading days | Integer															10
Debt premium amount															$ 140,000
Debt instrument, default, interest rate																						24.00%		24.00%
Percentage of outstanding shares of common stock															4.99%
Debt instrument principal payment															$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Convertible debt principal amount															212,000							$ 35,820							$ 106,000
Proceeds from convertible debt															$ 100,700
Debt maturity date															Oct. 02, 2019
Debt instrument, interest rate, stated percentage															8.00%
Accrued interest																						2,434
Common stock trading volume, percent															61.00%
Common stock trading days | Integer															10
Debt premium amount															$ 67,771							$ 22,901		$ 44,690
Debt instrument, default, interest rate																						24.00%		24.00%
Percentage of outstanding shares of common stock															4.99%
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | First Note [Member]
Proceeds from convertible debt															$ 106,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | Second Note [Member]
Proceeds from convertible debt															$ 106,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back-End Note [Member]
Convertible debt principal amount																						$ 49,900
Debt maturity date																						Oct. 31, 2019
Debt premium amount																						$ 31,903
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Debt maturity date															Oct. 02, 2019
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Convertible debt principal amount													$ 105,000	$ 105,000								105,000		$ 105,000
Debt maturity date														Nov. 30, 2019
Debt instrument, interest rate, stated percentage													8.00%	8.00%
Accrued interest																						$ 10,540		$ 4,879
Common stock trading volume, percent														61.00%
Common stock trading days | Integer														10
Debt premium amount													$ 67,131	$ 67,131
Debt instrument, default, interest rate																						24.00%		24.00%
Percentage of outstanding shares of common stock														4.99%
Debt original issue discount, rate														10.00%
Debt instrument principal payment														$ 5,000
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent													51.00%	51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Convertible debt principal amount												$ 126,000										$ 126,000		$ 126,000
Debt maturity date												Dec. 24, 2019
Debt instrument, interest rate, stated percentage												8.00%
Accrued interest																						$ 10,688		$ 5,220
Common stock trading volume, percent												61.00%
Common stock trading days | Integer												10
Debt premium amount												$ 80,557
Debt instrument, default, interest rate																						24.00%		24.00%
Percentage of outstanding shares of common stock												4.99%
Debt original issue discount, rate												10.00%
Debt instrument principal payment												$ 6,000
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent												51.00%
December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																						$ 634,865		$ 792,965	1,867,935
Accrued interest																						94,691		55,675	107,726
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																								35,820	687,000
Accrued interest																								7,813	19,877
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back-End Note [Member]
Convertible debt principal amount																								106,000
Accrued interest																								5,715
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Convertible debt principal amount																						56,100
Accrued interest																						11,814
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member] | July 3, 2019 Power Up Note [Member]
Convertible debt principal amount									$ 78,000	$ 78,000												78,000
Proceeds from convertible debt									75,000
Debt maturity date										Jul. 03, 2020
Debt instrument, interest rate, stated percentage										8.00%
Accrued interest																						3,086
Common stock trading volume, percent										65.00%
Debt instrument, default, interest rate										22.00%
Legal fees									2,500
Percentage of outstanding shares of common stock										150.00%
Embedded derivative, fair value of embedded derivative liability										$ 155,904
Conversion price, per share | $ / shares										$ 3.25
Debt instrument market price per share | $ / shares										$ 5.00
Debt instrument, description										The conversion price for the July 3, 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 3, 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Diligence fees									$ 500
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member] | November 26, 2019 Power Up Note [Member]
Convertible debt principal amount	$ 40,000	$ 43,000																				43,000
Debt maturity date		Nov. 26, 2020
Debt instrument, interest rate, stated percentage		8.00%
Accrued interest																						329
Common stock trading volume, percent		65.00%
Debt instrument, default, interest rate		22.00%
Legal fees	2,500
Percentage of outstanding shares of common stock		150.00%
Embedded derivative, fair value of embedded derivative liability		$ 52,222
Conversion price, per share | $ / shares		$ 3.25
Debt instrument market price per share | $ / shares		$ 5.00
Debt instrument, description		The conversion price for the November 26, 2019 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the November 26, 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Diligence fees	$ 500
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Convertible debt principal amount							$ 295,000	$ 320,000														320,000
Original issue discount								$ 25,000
Proceeds from convertible debt							285,000
Debt maturity date								Jul. 30, 2020
Debt instrument, interest rate, stated percentage								10.00%
Accrued interest																						13,464
Common stock trading volume, percent								65.00%
Debt premium amount								$ 172,308
Debt instrument, default, interest rate								24.00%
Legal fees							$ 10,000
Percentage of outstanding shares of common stock								120.00%
Debt instrument, description								Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days' prior written notice by the Holder to the Company).
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Convertible debt principal amount					$ 550,000	$ 550,000																550,000
Proceeds from convertible debt					505,000
Debt maturity date						Aug. 30, 2020
Debt instrument, interest rate, stated percentage						10.00%
Accrued interest																						$ 18,484
Debt premium amount						$ 366,667
Debt instrument, default, interest rate						24.00%
Legal fees					5,000
Percentage of outstanding shares of common stock						125.00%																4.99%
Debt instrument, description						Upon the holder's election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any. The conversion price for the August 30, 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Diligence fees					$ 40,000
Fair value of warrants																						$ 375,904
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock, shares | shares						450,000
Warrants exercise price per share | $ / shares						$ 2.25
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock, shares | shares						300,000
Warrants exercise price per share | $ / shares						$ 3.33
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock, shares | shares						225,000
Warrants exercise price per share | $ / shares						$ 4.50
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Maximum [Member]
Convertible debt principal amount						$ 15,000
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member]
Convertible debt principal amount				$ 131,000																		131,000
Proceeds from convertible debt				$ 125,000
Debt maturity date				Oct. 01, 2020
Debt instrument, interest rate, stated percentage				8.00%
Accrued interest																						2,606
Debt premium amount				$ 87,333
Debt instrument, default, interest rate				24.00%
Percentage of outstanding shares of common stock				4.99%
Debt instrument principal payment				$ 6,000
Debt instrument, description				The conversion price for the October 1, 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member] | Maximum [Member]
Debt instrument, default, interest rate				150.00%
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member] | Minimum [Member]
Debt instrument, default, interest rate				110.00%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Original issue discount																						534,000
Debt premium amount																						539,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member]
Convertible debt principal amount			$ 108,000																			108,000
Original issue discount			5,000																			591,000
Proceeds from convertible debt			$ 100,000
Debt maturity date			Oct. 03, 2020
Debt instrument, interest rate, stated percentage			10.00%
Accrued interest																						2,626
Debt premium amount			$ 72,000																			698,000
Debt instrument, default, interest rate			15.00%
Percentage of outstanding shares of common stock			4.99%
Debt instrument principal payment			$ 3,000
Debt instrument, description			The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Maximum [Member]
Debt instrument, default, interest rate			150.00%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Minimum [Member]
Debt instrument, default, interest rate			110.00%
August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount																					$ 310,000	9,000		9,000
Debt maturity date																					Aug. 10, 2019
Debt instrument, interest rate, stated percentage																					10.00%
Accrued interest																						26,653		25,917
Common stock trading volume, percent																					65.00%
Common stock trading days | Integer																					10
Debt instrument, default, interest rate																					18.00%
Debt conversion of converted amount																					$ 750
Accrued expenses																								155,000	155,000					$ 155,000
Embedded derivative, fair value of embedded derivative liability																					$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																								161,000	140,000
Accrued interest																								19,418	$ 10,764
Debt conversion of converted amount																								161,000
Redstart Holdings Corp Financing Agreement [Member]
Convertible debt principal amount																						46,600
Amortization of debt discount																						18,266
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Note [Member] | November 19, 2019 [Member]
Common stock trading volume, percent											65.00%
Debt instrument, default, interest rate											22.00%
Embedded derivative, fair value of embedded derivative liability											$ 166,564
Conversion price, per share | $ / shares											$ 32.50
Debt instrument market price per share | $ / shares											$ 50.00
Debt instrument, description											The Company had the right to prepay the May 2019 Redstart Holdings Note until November 19, 2019. If the May 2019 Redstart Holdings Note was prepaid within 90 days of the issuance date, then the prepayment premium shall be 115% of the face amount plus any accrued interest; if the May 2019 Redstart Holdings Note was prepaid after 91 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 120% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 121 days from the issuance date, but prior to 150 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 151 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest.
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member]
Convertible debt principal amount											$ 133,000											86,400		133,000
Proceeds from convertible debt											$ 130,000
Debt maturity date											May 23, 2020
Debt instrument, interest rate, stated percentage											8.00%
Accrued interest																						$ 6,322		$ 1,137
Legal fees											$ 3,000
Percentage of outstanding shares of common stock											4.99%
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member] | Redstart Holdings Note [Member]
Debt maturity date											May 23, 2020
Debt instrument, interest rate, stated percentage											8.00%
Legal fees											$ 3,000